UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-22561

                             SkyBridge G II Fund, LLC

(Exact name of registrant as specified in charter)

527 Madison Avenue-16th Floor

                                         New York, NY 10022

(Address of principal executive offices) (Zip code)

Marie Noble

SkyBridge Capital II, LLC

527 Madison Avenue-16th Floor

                                         New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 485-3100

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SkyBridge G II Fund, LLC

Semi-Annual Report

September 30, 2014

(Unaudited)

SkyBridge G II Fund, LLC

SkyBridge G II Fund, LLC

Statement of Assets and Liabilities

September 30, 2014 (Unaudited)

Assets

Investments in Investment Funds, at fair value (cost $84,014,687)	$85,092,794
Cash	9,424,021
Investments in Investment Funds paid in advance	3,400,000
Receivable for redemptions from Investment Funds	3,079,973
Deferred offering cost	29,750

Total assets	101,026,538

Liabilities

Redemption payable	10,662,111
Contributions received in advance	5,535,444
Professional fees payable	68,225
Directors’ fees payable	16,300
Management fee payable	4,072
Accounts payable and other accrued expenses	89,092

Total liabilities	16,375,244

Shareholders’ Capital (81,226.333 Shares Outstanding)	$84,651,294

Net asset value per share	$1,042.17

Composition of Shareholders’ Capital

Paid-in capital	$83,955,750
Accumulated net investment loss	(539,875)
Accumulated net realized gain on investment transactions	157,312
Accumulated net unrealized appreciation on investments	1,078,107

Shareholders’ Capital	$84,651,294

See accompanying notes to financial statements.

SkyBridge G II Fund, LLC

Schedule of Investments

September 30, 2014 (Unaudited)

	Cost	Fair Value	% of Shareholders’ Capital

Investments in Investment Funds
Directional Equity
East Side Capital L.P. - a	$640,000	$649,579	0.77%
Omega Capital Investors, L.P. - d	640,000	649,314	0.76
Passport II, L.P. - d,e	1,150,000	1,140,435	1.35

Total Directional Equity	2,430,000	2,439,328	2.88

Event Driven
Axonic Credit Opportunities Fund L.P. - d	4,440,000	4,644,477	5.49
Jana Nirvana Fund, L.P. - d	1,750,000	1,804,979	2.13
Jana Offshore Partners, Ltd. - d	3,500,000	3,372,470	3.98
JLP Credit Opportunity Fund L.P. - d	2,810,000	2,625,577	3.10
Marathon Securitized Credit Fund, Ltd. - b,d	3,976,389	4,111,141	4.86
Metacapital Mortgage Value Fund, L P - d	2,500,000	2,527,232	2.99
Paulson International Ltd. - d	4,832,329	4,773,597	5.64
Polygon European Equity Opportunity Fund Class A - b,d	2,340,000	2,179,189	2.57
Polygon European Equity Opportunity Fund Class B - b,d	780,000	726,396	0.86
Premium Point Mortgage Credit Fund, L.P. - d,e	1,690,000	1,801,046	2.13
Seer Capital Partners Fund L.P. - d	1,700,000	1,778,173	2.10
Solus LLC - b,d	5,496,146	5,702,260	6.74
Third Point Partners Qualified, L P - d	3,500,000	3,471,306	4.10
Trian Partners, L.P. - d	1,030,597	1,104,170	1.30
Waterfall Eden Fund, L.P. - b,d	1,900,000	1,976,730	2.33
York European Opportunities Fund LP - d	5,464,759	5,490,890	6.49
York Select L.P. - d	4,355,000	4,144,491	4.90

Total Event Driven	52,065,220	52,234,124	61.71

Relative Value
EJF Debt Opportunities Fund, L.P. - d	6,460,000	6,458,006	7.63
Ellington Mortgage Opportunities Partners, LLC - b,d	5,000,000	5,065,557	5.98
MBS Agency Master Fund, L.P. - d,e	5,000,000	5,192,642	6.13
Metacapital Mortgage Opportunities Fund, L.P. - b,d	317,500	350,782	0.41
Metacapital Mortgage Opportunities Fund, L.P. Class B - b,d	952,500	1,052,346	1.24
Metacapital Rising Rates Fund, L.P. - d	1,810,000	1,797,480	2.12
Midway Market Neutral Fund LLC - c	930,000	1,031,994	1.22
Providence MBS Fund, L.P. - d	1,030,000	977,478	1.16
SPM Core Fund L.P. - d	6,460,000	6,829,899	8.07
WAF Offshore Fund, Ltd. - c	1,559,467	1,663,158	1.97

Total Relative Value	29,519,467	30,419,342	35.93

Total Investments in Investment Funds	$84,014,687*	$85,092,794	100.52

Other Liabilities, less Other Assets		(441,500)	(0.52)

Shareholders’ Capital		$84,651,294	100.00%

Note:	Investments in underlying Investment Funds are categorized by investment strategy.
a	Redemptions annually.
b	Subject to gated redemptions.
c	Redemptions permitted monthly.
d	Redemptions permitted quarterly.
e	Subject to a current lock-up on liquidity provisions on a greater than quarterly basis.
*	The cost and unrealized appreciation/(depreciation) of investments as of September 30, 2014, as computed for federal tax purposes, were as follows:

Aggregate cost	$84,067,244

Gross unrealized appreciation	$1,926,455
Gross unrealized depreciation	(900,904)

Net unrealized appreciation	$1,025,551

See accompanying notes to financial statements.

SkyBridge G II Fund, LLC

Statement of Operations

Six Months Ended September 30, 2014 (Unaudited)

Expenses
Management fee	276,114
Professional fees	197,513
Administration fees	66,181
Amortization of offering cost	59,500
Underwriting fees	48,000
Risk monitoring fees	24,366
Directors’ fees and expenses	16,300
Custodian fees	6,405
Filing fees	3,880
Miscellaneous expenses	49,557

Total expenses	747,816

Less: Waivers and/or expense reimbursements	(260,498)

Net expenses	487,318

Net investment loss	(487,318)

Net realized gain/(loss) and net change in unrealized appreciation/depreciation on investments in Investment Funds

Net realized gain/(loss) on sales of investments in Investment Funds	157,312
Net change in unrealized appreciation/depreciation on investments in Investment Funds	255,291

Net realized and unrealized gain on investments in Investment Funds	412,603

Net decrease in Shareholders’ capital from operations	$(74,715)

See accompanying notes to financial statements.

SkyBridge G II Fund, LLC

Statements of Changes in Shareholders’ Capital

	Six Months Ended September 30, 2014 (Unaudited)	Period from January 2, 2014 (commencement of operations) through March 31, 2014
Operations

Net investment loss	$(487,318)	$(132,398)
Net realized gain/(loss) on sales of investments in Investment Funds	157,312	19,468
Net change in unrealized appreciation/depreciation on investments in Investment Funds	255,291	822,816

Net Increase/(Decrease) in Shareholders’ Capital from Operations	(74,715)	709,886

Shareholders’ Capital Transactions

Capital contributions	69,285,551	25,821,000
Capital redemptions	(11,091,428)	–

Increase in Shareholders’ Capital from Capital Transactions	58,194,123	25,821,000

Shareholders’ Capital at beginning of period	26,531,886	1,000

Shareholders’ Capital at end of period (81,226.333 and 25,718.511 shares outstanding at September 30, 2014 and March 31, 2014, respectively)	$84,651,294	$26,531,886

Accumulated Net Investment (Loss)	$(539,875)	$(52,557)*

*

The differences between net income loss and accumulated net investment (loss), arose from the application of federal tax rules pertaining to the treatment of the Company’s investments as partnerships and Passive Foreign Investment Companies.

See accompanying notes to financial statements.

SkyBridge G II Fund, LLC

Statement of Cash Flows

Six Months Ended September 30, 2014 (Unaudited)

Cash flows from operating activities

Net decrease in Shareholders’ capital from operations	$(74,715)
Adjustments to reconcile net decrease in Shareholders’ capital from operations to net cash used in operating activities:
Purchases of investments in Investment Funds	(58,640,000)
Proceeds from disposition of investments in Investment Funds	2,082,120
Net realized (gain)/loss on sales of investments in Investment Funds	(157,312)
Net change in unrealized appreciation/depreciation on investments in Investment Funds	(255,291)
Amortization of deferred offering cost	59,500
Changes in operating assets and liabilities:
Increase in management fee payable	2,925
Decrease in professional fees payable	(1,751)
Increase in director’s fee payable	16,300
Increase in accounts payable and other accrued expenses	63,937

Net cash used in operating activities	(56,904,287)

Cash flows from financing activities

Capital contributions	66,271,995
Capital redemptions	(429,317)

Net cash provided by financing activities	65,842,678

Net increase in cash	8,938,391

Cash at beginning of period	485,630

Cash at end of period	$9,424,021

Supplemental disclosure of financing activities:
Decrease in contributions received in advance	$(3,013,556)

See accompanying notes to financial statements.

SkyBridge G II Fund, LLC

Financial Highlights

	Six Months Ended September 30, 2014 (Unaudited)	Period from January 2, 2014 (commencement of operations) through March 31, 2014
Net Asset Value per Share, beginning of period:	$1,031.63	$1,000.00

Income (loss) from investment operations:
Net investment loss*	(8.05)	(6.27)
Net realized and unrealized gain from investments	18.59	37.90

Net Asset Value per Share, end of period:	$1,042.17	$1,031.63

Total return	1.02%(b)	3.16%(b)

Ratios/Supplemental Data:

Shareholders’ capital, end of period:	$84,651,294	$26,531,886

Portfolio turnover	9.09%	2.63%

Ratio of expenses to average Shareholders’ capital**	1.44%(a),(c)	2.29%(a),(c)

Ratio of net investment loss to average Shareholders’ capital**	(1.44%)(a)	(2.29%)(a)

The above ratios and total return may vary for individual investors based on the timing of capital transactions during the period.

(a)	Annualized.

(b)	Not Annualized.

(c)

The ratio of expenses includes management fee waiver and administration fee waiver in the amounts of $244,254 and $16,244, respectively. Had the Company not included the waivers, the ratio of expenses to average Shareholders’ capital would have been 2.21%.

*	Per share data of income (loss) from investment operations is computed using the total of monthly income and expense divided by beginning of month shares.

**

The ratios of expenses and net investment loss to average Shareholders’ capital do not include the impact of expenses and incentive allocations or incentive fees related to the underlying Investment Funds or the impact of any placement fees paid by the Shareholder.

See accompanying notes to financial statements.

SkyBridge G II Fund, LLC

Notes to Financial Statements

September 30, 2014 (Unaudited)

1.	Organization

SkyBridge G II Fund, LLC (the “Company”) was organized as a Delaware limited liability company on May 9, 2011 and commenced operations on January 2, 2014. The Company is registered under the Investment Company Act of 1940 as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Company is also registered under the Securities Act of 1933 as amended (the “1933 Act”).

The investment objective of the Company is to achieve capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third-party investment managers (“Investment Managers”) that employ a variety of alternative investment strategies. These investment strategies allow Investment Managers the flexibility to use leveraged and/or short-sale positions to take advantage of perceived inefficiencies across the global markets, often referred to as “alternative” strategies. Because the Investment Funds following alternative investment strategies are often described as hedge funds, the investment program of the Company can be described as a fund of hedge funds.

Shares of the Company (“Shares”) are sold to eligible investors (referred to as “Shareholders”). The minimum initial investment in the Company from each Shareholder is $25,000; the minimum additional investment is $10,000.

SkyBridge Capital II, LLC (the “Adviser”), a Delaware limited liability company, serves as the Company’s investment adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and, among other things, is responsible for the allocation of the Company’s assets to various Investment Funds. Under the Company’s governing documents, the Company has delegated substantially all authority to oversee the management of the operations and assets of the Company to the Board of Directors (each member a “Director” and collectively, the “Board of Directors”).

2.	Significant Accounting Policies

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Portfolio Valuation

The Company has formal valuation procedures approved by the Board of Directors. The Adviser performs its duties under the procedures principally through an internal valuation body, which meets at least monthly. The Valuation Committee, which is under the purview of the Board of Directors, receives valuation reports from the Adviser on a quarterly basis and determines if valuation procedures are operating as expected and the outcomes are reliable.

SkyBridge G II Fund, LLC

Notes to Financial Statements (continued)

September 30, 2014 (Unaudited)

Investments in Investment Funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements, offering memoranda and such negotiated “side letter” or similar arrangements as the Adviser may have entered into with the Investment Fund on behalf of the Company. The Company’s investments in the Investment Funds are carried at fair value as determined by the Company’s interest in the net assets of each Investment Fund or as otherwise determined in accordance with the Company’s valuation procedures.

Prior to investing in any Investment Fund, the Adviser will conduct a due diligence review of the valuation methodology utilized by the Investment Fund and will perform ongoing monitoring due diligence. The results of ongoing, post-investment diligence reviews are used to assess the reasonableness of continued reliance on the valuations reported by the Investment Funds. Net asset value (“NAV”) supplied by Investment Funds are net of management and performance incentive fees or other allocations payable to the Investment Funds’ managers as required by the Investment Funds’ agreements. Each Investment Manager to which the Adviser allocates assets will charge the Company, as an investor in an underlying Investment Fund, an asset-based fee, and some or all of the Investment Managers will receive performance-based compensation in the form of an incentive fee. The asset-based fees of the Investment Managers are generally expected to range from 1% to 4% annually of the net assets under their management and the incentive fee is generally expected to range from 10% to 25% of net profits annually. These management and incentive fees are accounted for in the valuations of the Investment Funds and are neither included in the management fee reflected in the Statement of Operations nor in expenses and net investment loss ratios reflected in Financial Highlights.

As a general matter, the fair value of the Company’s investment in an Investment Fund represents the amount that the Company can reasonably expect to receive if the Company’s investment was sold at its reported net asset value. Determination of fair value involves subjective judgment and amounts ultimately realized may vary from estimated values. The Investment Funds generally provide for periodic redemptions ranging from monthly to quarterly, subject to various lock-up on liquidity provisions and redemption gates. Investment Funds generally require advance notice of a Shareholder’s intent to redeem its interest, and may, depending on the Investment Funds’ governing agreements, deny or delay a redemption request. The Company considers whether a liquidity discount on any Investment Fund should be taken due to redemption restrictions or suspensions by the Investment Fund. No liquidity discount was applied when determining the fair value of the Investment Funds as of September 30, 2014. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements. The Investment Funds may invest a portion of their assets in restricted securities and other investments that are illiquid.

b.	Net Asset Value Determination

The net asset value of the Company is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Directors.

SkyBridge G II Fund, LLC

Notes to Financial Statements (continued)

September 30, 2014 (Unaudited)

Retroactive adjustments to the Company’s net asset value might be made after the valuation date, based on information which becomes available after that valuation date, which could impact the net asset value per share at which Shareholders purchase or sell Company Shares. For example, fiscal year-end net asset values of an Investment Fund may be revised as a result of a year-end audit performed by the independent auditors of that Investment Fund. Other adjustments to the Company’s net asset value may also occur from time to time, such as from the misapplication by the Company or its agents of the valuation policies described in the Company’s valuation procedures.

Retroactive adjustments to the Company’s net asset value, which are caused by adjustments to the Investment Funds values or by a misapplication of the Company’s valuation policies, that are able to be made within 90 days of the valuation date(s) to which the adjustment would apply will be made automatically unless determined to be de minimis. Other potential retroactive adjustments, regardless of whether their impact increases or decreases the Company’s net asset value, will be made only if they both (i) are caused by a misapplication of the Company’s valuation policies and (ii) deemed to be material. All retroactive adjustments are reported to the Company’s Valuation Committee and to affected Shareholders.

The Company follows a policy which permits revisions to the number of Shares purchased or sold by Shareholders due to retroactive adjustments made under the circumstances described above which occur within 90 days of the valuation date. In circumstances where a retroactive adjustment is not made under the circumstances described above, Shares purchased or sold by Shareholders will not be adjusted. As a result, to the extent that the subsequent impact of the event which was not adjusted adversely affects the Company’s net asset value, the outstanding Shares of the Company will be adversely affected by prior repurchases made at a net asset value per Share higher than the adjusted value. Conversely, any increases in net asset value per Share resulting from such subsequent impact will be to the benefit of the holders of the outstanding Shares of the Company and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value per Share lower than the post-impact value. New Shareholders may be affected in a similar way, because the same principles apply to the purchase of Shares.

c.	Income Recognition and Expenses

Interest income is recognized on an accrual basis as earned. Expenses are recognized on an accrual basis as incurred. Income, expenses and realized and unrealized gains and losses are recorded monthly.

The change in an Investment Fund’s net asset value is included in net change in unrealized appreciation/depreciation on investments in Investment Funds on the Statement of Operations. The Company accounts for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the fair value and cost of the underlying investment at the date of redemption. For tax purposes, the Company uses the cost recovery method with respect to sales of Investment Funds that are classified as partnerships for U.S. federal tax purposes, and the first-in-first-out method with respect to sales of Investment Funds that are classified as corporations for U.S. federal tax purposes.

SkyBridge G II Fund, LLC

Notes to Financial Statements (continued)

September 30, 2014 (Unaudited)

The Company bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Company’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board of Directors.

d.	Income Taxes

It is the Company’s intention to meet the requirements of the Internal Revenue Code applicable to RICs and distribute substantially all of its taxable net investment income and capital gains, if any, to Shareholders each year. While the Company intends to distribute substantially all of its taxable net investment income and capital gains, in the manner necessary to avoid imposition of the 4% excise tax as described above, it is possible that some excise tax will be incurred. In such event, the Company will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

The Company has analyzed tax positions taken or expected to be taken in the course of preparing the Company’s tax return for all open tax years and has concluded, as of September 30, 2014, no provision for income tax is required in the Company’s financial statements. The Company’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended September 30, 2014, the Company did not incur any interest or penalties.

e.	Cash

Cash represents cash on deposit in interest bearing accounts. Cash held at financial institutions may exceed the amount insured by the Federal Deposit Insurance Corporation. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

f.	Use of Estimates and Reclassifications

The preparation of financial statements in conformity with GAAP requires management of the Company to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in the economic environment, financial markets, and any other parameters used in determining these estimates could cause actual results to differ materially.

SkyBridge G II Fund, LLC

Notes to Financial Statements (continued)

September 30, 2014 (Unaudited)

3.	Fair Value Disclosures

The Company uses NAV as provided by Investment Funds as its measure of fair value of an investment in an Investment Fund when (i) the Company’s investment does not have a readily determinable fair value and (ii) the NAV of the Investment Fund is calculated in a manner consistent with the measurement principles of investment company accounting, including measurement of the underlying investments at fair value. In evaluating the level at which the fair value measurement of the Company’s investments have been classified, the Company has assessed factors including, but not limited to, price transparency, the ability to redeem at NAV at the measurement date and the existence or absence of certain redemption restrictions at the measurement date.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Company discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

Level 1- Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date;

Level 2- Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3- Inputs that are unobservable.

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine valuation based on their own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the investment strategies, their liquidity and redemption notice periods and any restrictions on the liquidity provisions of the investments in Investment Funds held by the Company as of September 30, 2014. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents which would be considered in fair value measurement and disclosure.

Directional equity funds take long and short stock positions. The manager may attempt to profit from both long and short stock positions independently, or profit from the relative outperformance of long positions against short positions. The stock picking and portfolio construction process is usually based on bottom-up fundamental stock analysis, but may also include top-down macro-based views, market trends and sentiment factors. Directional equity managers may specialize by region (e.g.,

SkyBridge G II Fund, LLC

Notes to Financial Statements (continued)

September 30, 2014 (Unaudited)

global, U.S., Europe or Japan) or by sector. No assurance can be given that the managers will be able to correctly locate profitable trading opportunities, and such opportunities may be adversely affected by unforeseen events. In addition, short selling creates the risk of loss if the security that has been sold short appreciates in value. Generally, the Investment Funds within this strategy have monthly and quarterly liquidity, and are subject to a 35 to 45 day notice period. Approximately 47 percent of the Investment Funds in this strategy are classified as Level 3 due to a current lock-up on liquidity provisions on a greater than quarterly basis. Approximately 27 percent of the Investment Funds in this strategy are classified as Level 3 investments due to annual liquidity. The remaining approximately 26 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date, and so, are classified as Level 2 investments in Investment Funds.

Event driven strategies involve investing in opportunities created by significant transactional events such as spin-offs, mergers and acquisitions, bankruptcies, recapitalizations and share buybacks. Event driven strategies include “merger arbitrage” and “distressed securities”. Generally, the Investment Funds within this strategy have quarterly liquidity, subject to a 30 to 90 day notice period. Approximately 28 percent of the Investment Funds in this strategy have gated redemptions, which are estimated to be lifted after 12 months and as such, are classified as Level 3 investments. Approximately 3 percent of the Investment Funds in this strategy are classified as Level 3 due to a current lock-up on liquidity provisions on a greater than quarterly basis. The remaining approximately 69 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date, and so, are classified as Level 2 investments in Investment Funds.

Relative value strategies seek to take advantage of specific pricing anomalies, while also seeking to maintain minimal exposure to systematic market risk. This may be achieved by purchasing one security previously believed to be undervalued, while selling short another security perceived to be overvalued. Relative value arbitrage strategies include equity market neutral, statistical arbitrage, convertible arbitrage, and fixed income arbitrage. Some investment managers classified as multi-strategy relative value arbitrage use a combination of these substrategies. Generally, the Investment Funds within this strategy have monthly to quarterly liquidity, subject to a 30 to 90 day notice period. Approximately 21 percent of the Investment Funds in this strategy have gated redemptions, which are estimated to be lifted after 12 months and as such, are classified as Level 3 investments. Approximately 17 percent of the Investment Funds in this strategy are classified as Level 3 due to a current lock-up on liquidity provisions on a greater than quarterly basis. The remaining approximately 62 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date, and so, are classified as Level 2 investments in Investment Funds.

The Company follows the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly changed and identifying transactions that are not orderly. Accordingly, if the Company determines that either the volume and/or level of activity for an asset or liability has significantly changed (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances.

SkyBridge G II Fund, LLC

Notes to Financial Statements (continued)

September 30, 2014 (Unaudited)

The guidance also provides a list of factors to determine whether there has been a significant change in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

The following is a summary of the inputs used as of September 30, 2014, in valuing the Company’s assets carried at fair value:

Description	Total Fair Value at September 30, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Investment Funds
Directional Equity	$2,439,328	$—	$649,314	$1,790,014
Event Driven	52,234,124	—	35,737,362	16,496,762
Relative Value	30,419,342	—	18,758,015	11,661,327
Total Investments in Investment Funds	$85,092,794	$—	$55,144,691	$29,948,103

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:

	Directional Equity	Event Driven	Relative Value	Total
Balance as of March 31, 2014	$1,686,550	$6,590,171	$1,323,560	$9,600,281
Net realized gain / (loss)	–	59,051	–	59,051
Net change in unrealized appreciation /depreciation	(26,536)	(20,942)	337,767	290,289
Purchases	130,000	14,140,000	10,000,000	24,270,000
Sales	–	(4,271,518)	–	(4,271,518)
Transfers out of Level 3	–	–	–	–
Balance as of September 30, 2014	$1,790,014	$16,496,762	$11,661,327	$29,948,103

The Company recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers at September 30, 2014.

Net change in unrealized appreciation on Level 3 assets still held as of September 30, 2014 is $391,286.

Net unrealized gains/(losses) in the table above are reflected in the accompanying Statement of Operations.

SkyBridge G II Fund, LLC

Notes to Financial Statements (continued)

September 30, 2014 (Unaudited)

The significant unobservable input used in the fair value measurement for Level 3 investments was the NAV provided by the Investment Funds and consideration of restrictions on redemption.

4.	Management Fee, Administrative Fee, Related Party Transactions and Other

The Adviser provides investment management services to the Company. The Adviser acts primarily to evaluate and select Investment Managers, to allocate assets, to establish and apply risk management procedures, and to monitor overall investment performance. In consideration for such services, the Company pays the Adviser a monthly management fee of 0.071% (0.85% annually) based on end of month Shareholders’ capital.

The Adviser provides a variety of administrative and shareholder services under an administrative services agreement with the Company. The Adviser is paid an annual fee, payable monthly and calculated at 0.05% of the Company’s average net assets. The fees relating to these services in the amount of $16,244 were waived for the period ended September 30, 2014.

In order to limit the ordinary expenses of the Company, the Adviser has agreed to waive part or all of the management fee (net of any compensation paid by the Adviser or its affiliates to the placement agents in connection with the placement of Shares or servicing of investors), or reimburse the Company in a corresponding amount, to the extent necessary to prevent the Company’s ordinary expenses from exceeding 1.50% per annum of its average monthly net assets, excluding expenses in the underlying Investment Funds. However, there can be no guarantee that the intended 1.50% per annum ratio can be maintained (e.g., it would be exceeded if the Management Fee were waived in full and doing so nonetheless was insufficient to maintain that ratio). In addition, the Company subsequently would repay the fee waiver/expense reimbursement to the Adviser so long as the repaid amount does not cause the Company, during a year in which repayment is made, to exceed that intended maximum of 1.50% per annum ratio. There will be no repayment unless it can be made during the three years following the fiscal year during which the Company waived the applicable fees or reimbursed the applicable expenses. The management fees in the amount of $244,254 were waived for the period ended September 30, 2014.

Hastings Capital Group, LLC (“Hastings”), an affiliate of the Adviser, has been appointed to serve as the Company’s principal underwriter (the “Principal Underwriter”) with authority to sell Shares directly and to appoint placement agents to assist the Principal Underwriter in selling Shares. Underwriting fees in the amount of $8,000 were accrued on a monthly basis. Total amounts expensed related to underwriting fees by the Company for the period ended September 30, 2014 were $48,000 included on the Statement of Operations of which $8,000 remains payable and is included in accounts payable and other accrued expenses on the Statement of Assets and Liabilities. Placement agents may be retained by the Company to assist in the placement of the Company’s Shares. The Adviser or its affiliates, including the Principal Underwriter, may pay from their own resources compensation to the placement agents in connection with placement of Shares or servicing of investors. As to each investor referred by a placement agent to date, such additional compensation will be in the range of 0.1% to 0.2% of the value of the Shares held by the investor per annum.

SkyBridge G II Fund, LLC

Notes to Financial Statements (continued)

September 30, 2014 (Unaudited)

BNY Mellon Investment Servicing (US), Inc. (“BNYM”). BNYM provides certain accounting, recordkeeping, tax and investor related services and charges fees for their services based on a rate applied to the average Shareholders’ capital and are charged directly to the Company. BNYM serves as custodian of the Company’s assets and provides custodial services for the Company. Fees payable to the custodian and reimbursement for certain expenses are paid by the Company. Total amount expensed relating to administration services provided by BNYM for the period ended September 30, 2014 was $49,937 and are included in administration fees on the Statement of Operations.

Certain Directors of the Company are also directors and/or officers of other investment companies that are advised by the Adviser, including SkyBridge Multi-Adviser Hedge Fund Portfolios LLC.

Each Director who is not an “interested person” of the Company, as defined by the 1940 Act, receives, for his service as Director of the Company and SkyBridge Multi-Adviser Hedge Fund Portfolios LLC, an annual retainer effective January 2, 2014, of $60,000, a fee per telephonic meeting of the Board of Directors of $500 and a fee per in person meeting of the Board of Directors of $1,000 plus reasonable out of pocket expenses. The Chair of the Audit Committee will receive a $5,000 per year supplemental retainer. Directors will be reimbursed by the Company for their travel expenses related to Board meetings. A portion of such fees and costs will be allocated to each fund according to its relative net assets and a portion will be split equally between each fund.

Total amounts expensed related to Directors by the Company for the period ended September 30, 2014 were $16,300.

The Adviser agreed to pay certain costs and expenses incurred in connection with organizing the Company and the initial offering of shares of the Company. As of September 30, 2014 approximately $275,000 of such costs and expenses have been incurred and paid prior to the commencement of operations of the Company by the Adviser. Offering costs aggregating approximately $119,000 including $96,000 representing underwriting fees were charged to the Company by Hastings were recorded as a deferred charge until operations began on January 2, 2014 and thereafter are amortized to expense over twelve months on a straight line basis as the Company intends to have a continuous offering. For the period ended September 30, 2014, $59,500 was expensed and included as amortization of offering cost in the Statement of Operations.

SkyBridge G II Fund, LLC

Notes to Financial Statements (continued)

September 30, 2014 (Unaudited)

5.	Securities Transactions

The following table lists the aggregate purchases and proceeds from sales of Investment Funds for the period ended September 30, 2014, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation as of September 30, 2014.

Cost of purchases *	$66,922,329

Proceeds from sales *	$8,494,422

Gross unrealized appreciation	$1,979,011
Gross unrealized depreciation	(900,904)

Net unrealized appreciation	$1,078,107

*Cost of purchases and proceeds from sales include non-cash transfers between Investment Funds within the same fund complex of $3,332,329 for the period ended September 30, 2014.

6.	Contributions, Redemptions, and Allocation of Income

The Company is authorized to issue an unlimited number of Shares, all at $0.00001 par value per Share. Such par value is included in paid-in capital in the Statement of Assets and Liabilities. Generally, initial and additional subscriptions for Shares may be accepted as of the first day of each month. The Adviser has been authorized by the Board of Directors of the Company to accept or reject any initial and additional subscriptions for Shares in the Company. The Board of Directors from time to time and in its complete and exclusive discretion, may determine to cause the Company to repurchase Shares from Shareholders pursuant to written tenders by Shareholders on such terms and conditions as it may determine. The Adviser expects that it typically will recommend to the Board of Directors that the Company offer to repurchase Shares from Shareholders quarterly, on each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day).

Transactions in Shares were as follows for the period ended September 30, 2014 and the year ended March 31, 2014:

	September 30, 2014	March 31, 2014

Shares outstanding, beginning of period	25,718.511	–
Shares purchased	66,146.544	25,718.511
Shares redeemed	(10,638.722)	–

Shares outstanding, end of period	81,226.333	25,718.511

SkyBridge G II Fund, LLC

Notes to Financial Statements (continued)

September 30, 2014 (Unaudited)

7.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts and entering into equity swaps. The Company’s risk of loss in these Investment Funds is limited to the value of its investment in the respective Investment Funds.

8.	Income Taxes

As of September 30, 2014, the cost and composition of unrealized appreciation and depreciation on investments for federal income tax purposes is as follows:

Federal tax cost	$84,067,244
Gross unrealized appreciation	$1,926,455
Gross unrealized depreciation	(900,904)

Net unrealized appreciation	$1,025,551

The company has no undistributed ordinary income and net capital gains for the period ended September 30, 2014.

9.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Company through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

SkyBridge G II Fund, LLC

FUND MANAGEMENT

(Information Unaudited)

The Company’s officers are appointed by the Directors and oversee the management of the day-to-day operations of the Company under the supervision of the Board of Directors. One of the Directors and all of the officers of the Company are directors, officers or employees of the Adviser or its subsidiaries. The other Directors are not affiliated with the Adviser or its subsidiaries and are not “interested persons” as defined under Section 2(a)(19) of the 1940 Act (the “Independent Directors”). A list of the Directors and officers of the Company and a brief statement of their present positions, principal occupations and directorships during the past five years are set out below. To the fullest extent allowed by applicable law, including the 1940 Act, the LLC Agreement indemnifies the Directors and officers for all costs, liabilities and expenses that they may experience as a result of their service as such.

Certain of the Directors and officers of the Company are also directors and/or officers of other investment companies that are advised by the Adviser, including SkyBridge G II Fund, LLC. (The Company and such other investment companies, if also registered under the 1940 Act, are referred to collectively in this section of the Prospectus as the “Fund Complex”.) The address for each Director and officer in his or her capacity as such is 527 Madison Avenue, 16th Floor, New York, New York 10022.

SkyBridge G II Fund, LLC

INDEPENDENT DIRECTORS

(Information Unaudited)

NAME AND AGE	POSITION(S) HELD WITH THE COMPANY	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR

Charles Hurty (born 1943)	Director	July 2011 to present	Business Consultant since October 2001; prior thereto, Partner with accounting firm of KPMG LLP.	Two**	SkyBridge Multi-Adviser Hedge Fund Portfolios LLC; GMAM Absolute Return Strategy Fund 1; iShares Trust and iShares, Inc. (306 portfolios)

Steven Krull (born 1957)	Director	July 2011 to present	Professor of Finance at Hofstra University; Business Consultant.	Two**	SkyBridge Multi-Adviser Hedge Fund Portfolios LLC; Cadogan Opportunistic Alternatives Fund, LLC

Joshua Weinreich (born 1960)	Director	July 2011 to present	Retired since 2004. Between 1985 and 2004 held various executive positions at Bankers Trust/Deutsche Bank.	Two**	SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

*	Term of office of each Director is indefinite.

**	Includes the Company and SkyBridge Multi-Adviser Hedge Fund Portfolios LLC.

SkyBridge G II Fund, LLC

INTERESTED DIRECTOR

(Information Unaudited)

NAME AND AGE	POSITION(S) HELD WITH THE COMPANY	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR

Raymond Nolte (born 1961)	President and Director (Chair)	July 2011 to present	Chief Investment Officer, SkyBridge (2010-present); CEO, Citigroup Alternative Investments Fund of Hedge Funds Group (2005-2010); President, Director and Portfolio Manager of SkyBridge Multi-Adviser Hedge Fund Portfolios LLC since 2005.	Two**	SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

*	Term of office of each Director is indefinite.

**	Includes the Company and SkyBridge Multi-Adviser Hedge Fund Portfolios LLC.

SkyBridge G II Fund, LLC

OFFICERS

(Information Unaudited)

NAME AND AGE	POSITION(S) HELD WITH THE COMPANY	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Raymond Nolte (born 1961)	President and Director	July 2011 to present	See table for “Interested Directors” above.

Christopher Hutt (born 1970)	Vice President	July 2011 to present	Vice President, SkyBridge GII Fund, LLC (July 2011-present); Vice President, SkyBridge Multi-Adviser Hedge Fund Portfolios LLC (2009-present); Managing Director, SkyBridge Capital (January 2011- present); Director, SkyBridge Capital (2010); Director, Citigroup Alternative Investments LLC (January 2008 - 2010)

A. Marie Noble (born 1972)	Chief Compliance Officer	July 2011 to present	Chief Compliance Officer, SkyBridge GII Fund, LLC (July 2011-present); Chief Compliance Officer, SkyBridge Multi-Adviser Hedge Fund Portfolios LLC (2010 to present); General Counsel and Chief Compliance Officer, SkyBridge Capital (2010-present); Associate General Counsel, Citigroup Alternative Investments LLC (2006-2010)

Robert J. Phillips (born 1962)	Treasurer and Principal Financial Officer	July 2011 to present	Treasurer and Principal Financial Officer SkyBridge GII Fund, LLC (July 2011-present); Treasurer and Principal Financial Officer, SkyBridge Multi-Adviser Hedge Fund Portfolios LLC (2010-present); Partner and Chief Financial Officer, SkyBridge Capital (2007-present)

Brahm Pillai (born 1979)	Secretary	July 2011 to present	SkyBridge GII Fund, LLC (July 2011-present); Secretary, SkyBridge Multi-Adviser Hedge Fund Portfolios LLC (2009-present); Secretary, Vice President, SkyBridge Capital (2010-present); Vice President, Citigroup Alternative Investments LLC (2008-2010)

*	Term of office of each officer is indefinite.

SkyBridge G II Fund, LLC

ADDITIONAL INFORMATION

(Information Unaudited)

PROXY VOTING

A description of the Company’s Proxy Voting Policies and Procedures and the Company’s portfolio securities voting record for the period January 2, 2014 through March 31, 2014 is available on the Securities and Exchange Commission’s (“SEC”) web site at www.sec.gov. These are found on the site under “Filings - Search for Company Filings” and then “Company or fund name”.

FILING OF QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS (“FORM N-Q”)

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company’s Form N-Q is available on the SEC’s web site at www.sec.gov (by conducting a “Search for Company Filings”) and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC website without charge may be obtained by calling (800) SEC-0330.

SkyBridge G II Fund, LLC

INVESTMENT ADVISORY AGREEMENT

(UNAUDITED)

The Investment Advisory Agreement provides that the Adviser is responsible, subject to the supervision of the Board of Directors, for formulating a continuing investment program for the Company. The Adviser makes all decisions as to the Company’s purchases and withdrawals of interests in Investment Funds. The Investment Advisory Agreement is terminable without penalty upon 60 days’ prior written notice by the Board of Directors to the Adviser and to the Shareholders, by vote of a majority, as defined by the 1940 Act, of the outstanding voting securities of the Company, or by the Adviser upon 60 days’ prior written notice. Approved by the Board of Directors on July 6, 2011, for an initial two-year term, thereafter, the Investment Advisory Agreement continues in effect from year to year if the continuance is approved annually by the Board of Directors (including a majority of the Independent Directors). The Investment Advisory Agreement provides that it will terminate automatically in the event of its “assignment,” as defined by the 1940 Act and the rules under that Act.

The Investment Advisory Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations to the Company, the Adviser and any partner, director, officer or employee of the Adviser, or any of their affiliates, executors, heirs, assigns, successors or other legal representatives, will not be liable to the Company for any error of judgment, for any mistake of law or for any act or omission by the person in connection with the performance of services to the Company. The Investment Advisory Agreement also provides for indemnification, to the fullest extent permitted by law, by the Company, the Adviser or any partner, director, officer or employee of the Adviser, and any of their affiliates, executors, heirs, assigns, successors or other legal representatives, against any liability or expense to which the person may be liable that arises in connection with the performance of services to the Company, so long as the liability or expense is not incurred by reason of the person’s willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

The Investment Advisory Agreement was approved by the Board of Directors most recently on June 18, 2014. As of the date of this Semi-Annual Report, the Board of Directors anticipates next considering the Investment Advisory Agreement on or before July 30, 2015. In approving the Investment Advisory Agreement in June 2014, the Board of Directors considered the Company’s existing relationship with the Adviser and its affiliates, as well as the ongoing commitment of the Adviser to the Company. The Directors also considered the Company’s investment performance to date and the resources and experience of the Adviser, its affiliates and the individuals dedicated to the Company’s investment program. In this regard, the Directors reviewed materials relevant to the investment performance of the Company and the Adviser, as well as various materials describing the Adviser and its personnel. They evaluated these factors in light of the nature, extent and quality of the services provided by the Adviser, the total compensation received, directly or indirectly (through soft dollar arrangements or other service benefits, to the extent applicable), by the Adviser from the Company and the total cost to the Company of using the Adviser’s services, taking into account both expenses borne by the Adviser and those that may be passed to the Company by the Adviser. In addition, they compared competitive prices for comparable services, reviewing fee information for a variety of investment funds similar in structure to the Company. Among other things, the Directors determined the Adviser’s fee is competitive to those charged by investment advisers to similar funds (when, if applicable, the fees charged to those

SkyBridge G II Fund, LLC

other funds were adjusted to reflect the effects of the incentive compensation to which certain of those funds were subject) and the Company’s expense ratio was reasonable given Company net assets. The Directors noted that performance had been strong, providing stable absolute returns and that estimated profitability appeared reasonable. As to economies of scale, the Adviser and the Board considered breakpoints with respect to the advisory fee and will consider breakpoints in the future should economies of scale for the Adviser be achieved on a meaningful level. To date, economies of scale from increases in assets under management have been shared with shareholders through investment in personnel and services by the Adviser in support of the Company and through reductions in the Company’s total operating expense ratios relative to those that prevailed when the Company’s net assets were lower. The Directors also determined the Adviser’s resources and experience are satisfactory overall, and that sufficient resources and personnel are assigned to the Adviser’s management of the Company. Accordingly, they concluded continuing the Investment Advisory Agreement served the interests of the Company and the Shareholders.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     SkyBridge G II Fund, LLC

By (Signature and Title)*	/s/ Raymond Nolte
Raymond Nolte, President
(principal executive officer)

Date    12/4/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Raymond Nolte
Raymond Nolte, President
(principal executive officer)

Date    12/4/2014

By (Signature and Title)*	/s/ Robert Phillips
Robert Phillips, Treasurer and Principal Financial Officer
(principal financial officer)

Date    12/4/2014

* Print the name and title of each signing officer under his or her signature.